UNITED STATES               OMB APPROVAL
             SECURITIES AND EXCHANGE COMMISSION   OMB Number:    3235 -0570
                 Washington, D.C. 20549           Expires:     October 31, 2006
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                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-8032

                            BARON CAPITAL FUNDS TRUST
--------------------------------------------------------------------------------
       (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 49th Floor
                               New York, NY 10153
--------------------------------------------------------------------------------
          (Address of Principal Executive Offices)        (Zip Code)


                            Linda S. Martinson, Esq.
                        c/o Baron Capital Funds Trust
                           767 Fifth Avenue,49th Floor
                            New York, New York 10153
--------------------------------------------------------------------------------
                  (Name and Address of Agent for Service)


Registrant's Telephone Number, including Area Code        212-583-2000
                                                   -----------------------------

Date of fiscal year end:   December 31
                        ---------------

Date of reporting period:  December 31, 2005
                         --------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 5th Street, NW, Washington, D.C. 20549-6009. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

      Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.


SEC 2569 (3-03)

Item 1. Baron Capital Funds Trust Annual Report for the period ended December 31, 2005.

[Registered Logo]
 B A R O N
 C A P I T A L
 F U N D S


MANAGEMENT DISCUSSION OF FUND
  PERFORMANCE. . . . . . . . . . . . . . . . . . . .3

FUND EXPENSES. . . . . . . . . . . . . . . . . . .  4

STATEMENT OF NET
  ASSETS. . . . . . . . . . . . . . . . . . . . . . 5

STATEMENT OF ASSETS & LIABILITIES. . . . . . . . . .7

STATEMENT OF OPERATIONS. . . . . . . . . . . . . . .7

STATEMENT OF CHANGES
  IN NET ASSETS. . . . . . . . . . . . . . . . . . .8

NOTES TO FINANCIAL STATEMENTS. . . . . . . . . . . .9

REPORT OF INDEPENDENT
  REGISTERED PUBLIC ACCOUNTING
  FIRM. . . . . . . . . . . . . . . . . . . . . . . 12

MANAGEMENT OF THE FUND. . . . . . . . . . . . . . . 13


767 Fifth Avenue
NY, NY 10153
212.583.2100
1.800.99.BARON
BaronFunds.com


ANNUAL FINANCIAL REPORT                                       DECEMBER 31, 2005


DEAR BARON CAPITAL ASSET FUND
SHAREHOLDER:

Attached you will find audited financial statements for Baron Capital Asset Fund for its fiscal year ended December 31, 2005. The Securities and Exchange Commission requires mutual funds to furnish these statements semi-annually to their shareholders.

We thank you for choosing Baron Capital Asset Fund. We will continue to work hard to justify your confidence.

Sincerely,

/s/ Ronald Baron
-----------------------------
Ronald Baron
Portfolio Manager
February  11, 2006


/s/ Peggy Wong
-----------------------------
Peggy Wong
Treasurer and CFO
February  11, 2006

A description of the Fund's proxy voting policies and procedures is available without charge on the Fund's website, www.BaronFunds.com, or by calling 1-800-99-BARON and on the SEC's website at www.sec.gov. The Fund's most current proxy voting record, Form N-PX, is also available on the Fund's website, www.BaronFunds.com and on the SEC's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the SEC's Public Reference Room may be obtained by calling 800-SEC-0330. A copy of the Fund's Form N-Q may also be obtained upon request by contacting Baron Funds at 1-800-992-2766.

-----------

Some of our comments are based on current management expectations and are considered "forward-looking statements." Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "estimate", "may", "expect", "should", "could", "believe", "plan" and other similar terms. We cannot promise future returns and our opinions are a reflection of our best judgment at the time this report is compiled.

The views expressed in this report reflect those of the Company only through the end of the period stated in this report. The views are not intended as recommendations or investment advice to any person reading this report and are subject to change at any time based on market and other conditions and Baron has no obligation to update them.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost.

BARON CAPITAL ASSET FUND (UNAUDITED)
--------------------------------------------------------------------------------

================================================================================
           COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN
  BARON CAPITAL ASSET FUND - INSURANCE SHARES IN RELATION TO THE RUSSELL 2000*


                                  [LINE GRAPH]

                           Insurance        Russell
                            Shares           2000
                           ---------        -------
             10/1/1998      10,000          10,000
             12/31/1998     13,250          11,631
             12/31/1999     17,998          14,103
             12/31/2000     17,520          13,677
             12/31/2001     19,683          14,017
             12/31/2002     16,888          11,146
             12/31/2003     21,957          16,413
             12/31/2004     27,586          19,421
             12/31/2005     28,514          20,306

Information Presented by Fiscal Year as of December 31


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED DECEMBER 31, 2005

                                                                SINCE
                                                              INCEPTION
                             ONE YEAR        FIVE YEARS       10/1/1998
--------------------------------------------------------------------------------
INSURANCE SHARES**           3.36%            10.23%           15.55%
RUSSELL 2000*                4.55%             8.22%           10.26%
--------------------------------------------------------------------------------

* The Russell 2000 is an unmanaged index that measures the performance of small companies. The Russell 2000 and the Fund are with dividends. The inclusion of dividends positively impacts the performance results.
** Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
--------------------------------------------------------------------------------

================================================================================

================================================================================
           COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN
  BARON CAPITAL ASSET FUND - RETIREMENT SHARES IN RELATION TO THE RUSSELL 2000*


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED DECEMBER 31, 2005

                                  [LINE GRAPH]

                           Retirement        Russell
                             Shares           2000
                             ------           ----
             11/25/1998     10,000          10,000
             12/31/1998     10,995          10,652
             12/31/1999     14,958          12,916
             12/31/2000     14,596          12,526
             12/31/2001     16,431          12,837
             12/31/2002     14,122          10,208
             12/31/2003     18,401          15,031
             12/31/2004     23,137          17,786
             12/31/2005     23,940          18,596

Information Presented by Fiscal Year as of December 31

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED DECEMBER 31, 2005

                                                              SINCE
                                                            INCEPTION
                           ONE YEAR        FIVE YEARS      11/25/1998
--------------------------------------------------------------------------------
RETIREMENT SHARES**         3.47%            10.40%          13.09%
RUSSELL 2000*               4.55%             8.22%           9.13%
--------------------------------------------------------------------------------

* The Russell 2000 is an unmanaged index that measures the performance of small companies. The Russell 2000 and the Fund are with dividends. The inclusion of dividends positively impacts the performance results.
** Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

================================================================================

BARON CAPITAL ASSET FUND (UNAUDITED)
--------------------------------------------------------------------------------

TOP TEN HOLDINGS (AS A PERCENTAGE OF NET ASSETS) AS OF
DECEMBER  31, 2005

----------------------------------------------------------
                                                  % of Net
                                                   Assets
----------------------------------------------------------
Wynn Resorts, Ltd.                                   4.6%
Kerzner Intl., Ltd.                                  3.5%
Carter's, Inc.                                       3.0%
Encore Acquisition Co.                               2.6%
Community Health Systems, Inc.                       2.6%
DeVry, Inc.                                          2.3%
Education Mgmt. Corp.                                2.3%
ChoicePoint, Inc.                                    2.2%
Arch Capital Group, Ltd.                             2.1%
Edwards Lifesciences Corp.                           2.1%
                                                    -----
                                                    27.3%
                                                    =====

                             TOP TEN INDUSTRY GROUPS
                             AS OF DECEMBER 31, 2005
                         (AS A PERCENTAGE OF NET ASSETS)

                                  [PIE CHART]

Recreation and Resorts                              13.0%
Restaurants                                          7.0%
Education                                            6.9%
Retail - Specialty Stores                            6.4%
Healthcare Facilities                                6.3%
Energy Services                                      6.2%
Apparel                                              4.9%
Real Estate                                          4.3%
Financial Services - Banking                         4.1%
Transportation                                       4.0%
Other                                               36.7%
Cash and cash equivalents                            0.2%

--------------------------------------------------------------------------------
MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Baron Capital Asset Fund's performance in the year ended December 31, 2005, was disappointing. The Fund gained 3.36%* and underperformed the Russell 2000, an unmanaged index of small cap stocks, which gained 4.55% in the year ending December 31, 2005. The Fund has significantly outperformed the Russell 2000 and the S&P 500 since its inception in October 1998. Since the Fund's inception it has gained 15.55% per year versus 10.26% for the Russell 2000 and only 4.43% for the S&P 500. (See graph on page 2.)

The Fund's performance was not uniform across the year. The Fund experienced a flat first quarter, -0.26%, but significantly outperformed the Russell 2000 which lost 5.34%. The relative performance reversed in the second quarter where the Fund gained 0.70% versus the Russell 2000, +4.32%. The pattern continued in the second half of the year. In the third quarter the Fund lost 1.51% versus a strong Russell 2000, +4.69%. In the fourth quarter the Fund gained 4.48% outperforming the Russell 2000 which gained +1.13%. The Fund's performance in 2005, was in stark contrast to its consistent performance in 2004 where it gained 25.64% and outperformed the Russell 2000 in each and every quarter.

The Fund's performance was not uniform across sectors. The Fund's performance was led by its investments in Apparel, Energy, and Financial Services. In addition, the Fund performed well with its investments in Government Services, Health Care Facilities, Real Estate, Restaurants and Transportation. The Fund's performance was negatively impacted by its investments in a few miscellaneous financial service companies, Health Related Insurance companies, media investments and Recreation & Resorts.

In fiscal year 2006, the Fund will continue to invest in companies that, in our opinion, are undervalued relative to their long-term growth prospects and ability to sustain superior levels of profitability. We are looking forward to a successful 2006.

---------------------
*The inception date for the Insurance class shares was October 1, 1998. Performance results for the retirement class can be found in the financial highlights table on page 11 of this report.

BARON CAPITAL ASSET FUND
-------------------------------------------------------------------------------

FUND EXPENSES (UNAUDITED)
-------------------------------------------------------------------------------

     As a shareholder of the Fund, you may incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include advisory fees, distribution and service (12b-1) fees and other Fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     This Example is based on an investment of $1,000 invested on July 1, 2005 and held for the six months ended December 31, 2005.

ACTUAL EXPENSES

     The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading titled "Expenses Paid During the Period".

BASED ON ACTUAL TOTAL RETURN(1)


                                                               BEGINNING           ENDING         ANNUALIZED      EXPENSES
                                             ACTUAL TOTAL    ACCOUNT VALUE     ACCOUNT VALUE       EXPENSE      PAID DURING
                                                RETURN       JULY 1, 2005    DECEMBER 31, 2005      RATIOS     THE PERIOD(2)
                                             ------------    -------------   -----------------    ----------   -------------
BARON CAPITAL ASSET FUND -- INSURANCE
  SHARES                                         2.91%         $1,000.00         $1,029.08           1.35%         $6.90
BARON CAPITAL ASSET FUND -- RETIREMENT
  SHARES                                         2.98%          1,000.00          1,029.83           1.25%          6.40

---------------
(1) For the six months ended December 31, 2005. Assumes all reinvestment of dividends and capital gain distributions, if any.
(2) Expenses are equal to each Class' respective annualized expense ratio multiplied by the average account value over the period, multiplied by the of number days in the most recent fiscal half-year, then divided by 365.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account values and expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example relating to the Fund with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that expenses shown in the table below are meant to highlight your ongoing costs and do not reflect any transactional costs, such as redemption fees, if any. Therefore, the table is useful in comparing ongoing costs only and will not help you determine your relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN(1)


                                             HYPOTHETICAL      BEGINNING           ENDING         ANNUALIZED      EXPENSES
                                              ANNUALIZED     ACCOUNT VALUE     ACCOUNT VALUE       EXPENSE      PAID DURING
                                             TOTAL RETURN    JULY 1, 2005    DECEMBER 31, 2005      RATIOS     THE PERIOD(2)
                                             ------------    -------------   -----------------    ----------   -------------
BARON CAPITAL ASSET FUND -- INSURANCE
  SHARES                                         5.00%         $1,000.00         $1,018.40           1.35%         $6.87
BARON CAPITAL ASSET FUND -- RETIREMENT
  SHARES                                         5.00%          1,000.00          1,018.90           1.25%          6.36

---------------
(1) For the six months ended December 31, 2005.
(2) Expenses are equal to each Class' respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

BARON CAPITAL ASSET FUND
-------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
AS OF DECEMBER 31, 2005

       Shares                                         Cost            Value
-------------------------------------------------------------------------------
COMMON STOCKS (99.80%)
-------------------------------------------------------------------------------
                ADVERTISING SERVICES (0.75%)
       25,000   Getty Images, Inc.*              $      665,540   $   2,231,750
                APPAREL (4.85%)
      150,000   Carter's, Inc.*                       4,230,330       8,827,500
      100,000   Polo Ralph Lauren Corp., Cl A         1,644,220       5,614,000
                                                  -------------   -------------
                                                      5,874,550      14,441,500
                BUILDING MACHINERY (0.71%)
       40,000   Tractor Supply Co.*                   1,473,198       2,117,600
                BUSINESS SERVICES (3.79%)
      150,000   ChoicePoint, Inc.*                    2,956,376       6,676,500
       60,000   CoPart, Inc.*                         1,396,402       1,383,600
      125,000   Gevity HR, Inc.                       2,335,561       3,215,000
                                                  -------------   -------------
                                                      6,688,339      11,275,100
                CHEMICAL (1.71%)
       70,000   Senomyx, Inc.*                          706,023         848,400
      155,000   Symyx Technologies, Inc.*             2,442,846       4,229,950
                                                  -------------   -------------
                                                      3,148,869       5,078,350
                COMMUNICATIONS (0.82%)
       60,000   Equinix, Inc.*                        1,765,941       2,445,600
                CONSULTING (1.21%)
      104,000   Hewitt Associates, Inc.*              2,594,501       2,913,040
       40,000   LECG Corp.*                             870,746         695,200
                                                  -------------   -------------
                                                      3,465,247       3,608,240
                EDUCATION (6.91%)
      350,000   DeVry, Inc.*                          6,021,104       7,000,000
      200,000   Education Mgmt. Corp.*                4,041,568       6,702,000
       40,000   Strayer Education, Inc.               3,707,016       3,748,000
      100,000   Universal Technical
                Institute, Inc.*                      3,039,862       3,094,000
                                                  -------------   -------------
                                                     16,809,550      20,544,000
                ENERGY SERVICES (6.21%)
      240,000   Encore Acquisition Co.*               3,991,417       7,689,600
      125,000   FMC Technologies, Inc.*               2,716,987       5,365,000
       50,000   SEACOR Holdings, Inc.*                2,199,397       3,405,000
       50,000   Whiting Petroleum Corp.*              1,612,573       2,000,000
                                                  -------------   -------------
                                                     10,520,374      18,459,600
                FINANCIAL SERVICES -- ASSET
                MANAGEMENT (2.72%)
       25,000   BlackRock, Inc., Cl A                   842,098       2,712,000
      120,000   Cohen & Steers, Inc.                  1,817,911       2,235,600
       70,000   Eaton Vance Corp.                     1,195,374       1,915,200
       28,000   GAMCO Investors, Inc., Cl A             749,602       1,218,840
                                                  -------------   -------------
                                                      4,604,985       8,081,640
                FINANCIAL SERVICES --
                BANKING (4.11%)
       35,000   Cathay General Bancorp                1,257,088       1,257,900
       80,000   Center Financial Corp.                1,793,884       2,012,800
      160,000   First Republic Bank                   5,243,802       5,921,600
      170,000   UCBH Holdings, Inc.                   3,508,595       3,039,600
                                                  -------------   -------------
                                                     11,803,369      12,231,900
                FINANCIAL SERVICES --
                BROKERAGE & EXCHANGES (1.89%)
      125,000   Jefferies Group, Inc.                 2,912,093       5,622,500
                FINANCIAL SERVICES --
                INSURANCE (3.17%)
      115,000   Arch Capital Group, Ltd.*             3,160,978       6,296,250
      100,000   Axis Capital Holdings, Ltd.           2,565,940       3,128,000
                                                  -------------   -------------
                                                      5,726,918       9,424,250
                FINANCIAL SERVICES --
                MISCELLANEOUS (2.63%)
       70,000   CheckFree Corp.*                      1,571,739       3,213,000
      140,000   First Marblehead Corp.                4,196,062       4,600,400
                                                  -------------   -------------
                                                      5,767,801       7,813,400
                GAMING SERVICES (1.06%)
      125,000   Shuffle Master, Inc.*                 3,461,450       3,142,500

       Shares                                         Cost            Value
-------------------------------------------------------------------------------
                GOVERNMENT SERVICES (1.83%)
      100,000   Anteon Intl. Corp.*              $    2,958,017   $   5,435,000
                HEALTHCARE FACILITIES (6.26%)
      200,000   Community Health Systems,
                Inc.*                                 5,082,746       7,668,000
      130,000   Manor Care, Inc.                      1,533,228       5,170,100
      180,000   United Surgical Partners
                Intl., Inc.*                          2,639,999       5,787,000
                                                  -------------   -------------
                                                      9,255,973      18,625,100
                HEALTHCARE PRODUCTS (2.93%)
      120,000   DepoMed, Inc.*                          697,642         720,000
      150,000   Edwards Lifesciences Corp.*           4,600,769       6,241,500
       20,000   INAMED Corp.*                           949,685       1,753,600
                                                  -------------   -------------
                                                      6,248,096       8,715,100
                HEALTHCARE SERVICES (3.35%)
       85,000   Charles River Laboratories
                Intl., Inc.*                          2,504,752       3,601,450
       50,000   Gen-Probe, Inc.*                      2,280,377       2,439,500
      120,000   Odyssey HealthCare, Inc.*             1,722,155       2,236,800
       60,000   PRA International*                    1,440,293       1,689,000
                                                  -------------   -------------
                                                      7,947,577       9,966,750
                HEALTHCARE SERVICES --
                INSURANCE (2.90%)
      240,000   AMERIGROUP Corp.*                     5,189,540       4,670,400
      150,000   Centene Corp.*                        1,328,642       3,943,500
                                                  -------------   -------------
                                                      6,518,182       8,613,900
                HOME BUILDING (0.25%)
       15,000   Hovnanian Enterprises, Inc.,
                Cl A*                                   608,559         744,600
                HOTELS AND LODGING (2.31%)
       75,000   Choice Hotels Intl., Inc.               484,284       3,132,000
       75,000   Four Seasons Hotels, Inc.             2,350,235       3,731,250
                                                  -------------   -------------
                                                      2,834,519       6,863,250
                MEDIA (0.41%)
       26,000   LIN TV Corp., Cl A*                     527,134         289,640
       25,000   Radio One, Inc., Cl A*                  538,472         256,750
       62,000   Saga Comm., Inc., Cl A*                 752,370         673,940
                                                  -------------   -------------
                                                      1,817,976       1,220,330
                REAL ESTATE (4.31%)
        5,000   Alexander's, Inc.*                      360,140       1,227,500
      100,000   CB Richard Ellis Group, Inc.,
                Cl A*                                 1,901,388       5,885,000
       80,000   CoStar Group, Inc.*                   3,342,729       3,453,600
      200,000   Spirit Finance Corp.                  2,281,791       2,270,000
                                                  -------------   -------------
                                                      7,886,048      12,836,100
                RECREATION AND RESORTS (12.99%)
      180,000   Ameristar Casinos, Inc.               3,158,331       4,086,000
       50,000   Gaylord Entertainment Co.*            1,438,738       2,179,500
      140,000   Isle of Capri Casinos, Inc.*          2,752,440       3,410,400
      150,000   Kerzner Intl., Ltd.*                  3,080,175      10,312,500
      150,000   Vail Resorts, Inc.*                   2,560,573       4,954,500
      250,000   Wynn Resorts, Ltd.*                   3,249,047      13,712,500
                                                  -------------   -------------
                                                     16,239,304      38,655,400
                RESTAURANTS (7.00%)
      125,000   California Pizza Kitchen,
                Inc.*                                 3,398,992       3,996,250
       60,000   Panera Bread Co., Cl A*               2,120,751       3,940,800
       85,000   P.F. Chang's China Bistro,
                Inc.*                                 4,062,638       4,218,550
       60,000   Red Robin Gourmet Burgers,
                Inc.*                                 3,104,029       3,057,600
      150,000   The Cheesecake Factory, Inc.*         3,318,292       5,608,500
                                                  -------------   -------------
                                                     16,004,702      20,821,700
                RETAIL -- SPECIALTY STORES (6.45%)
      125,000   Blue Nile, Inc.*                      3,935,479       5,038,750
      160,000   CarMax, Inc.*                         3,439,405       4,428,800
      120,000   Dick's Sporting Goods, Inc.*          4,163,832       3,988,800
       61,000   PETCO Animal Supplies, Inc.*          1,130,994       1,338,950
      130,000   Select Comfort Corp.*                 2,936,402       3,555,500
       21,900   United Auto Group, Inc.                 847,491         836,580
                                                  -------------   -------------
                                                     16,453,603      19,187,380
                SOFTWARE (0.77%)
       55,000   Kronos, Inc.*                           969,752       2,302,300


                       See Notes to Financial Statements.

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
AS OF DECEMBER 31, 2005

  Shares                                            Cost           Value
---------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
---------------------------------------------------------------------------
            TRANSPORTATION (3.98%)
 125,000    Genesee & Wyoming, Inc., Cl A*      $  2,983,886    $ 4,693,750
  60,000    Landstar System, Inc.*                 1,452,669      2,504,400
  50,000    UTI Worldwide, Inc.                    3,525,666      4,642,000
                                                ------------    -----------
                                                   7,962,221     11,840,150
            UTILITY SERVICES (1.52%)
  50,000    ITC Holdings Corp.                     1,353,848      1,404,500
 132,300    Southern Union Co.*                    1,678,941      3,126,249
                                                ------------    -----------
                                                   3,032,789      4,530,749
                                                ------------    -----------
TOTAL COMMON STOCKS                              191,425,542    296,875,739
                                                ------------    -----------
TOTAL INVESTMENTS (99.80%)
                                                $191,425,542    296,875,739
                                                ============
CASH AND OTHER ASSETS
 LESS LIABILITIES (0.20%)                                           595,522
                                                               ------------
NET ASSETS (100.00%)
                                                               $297,471,261
                                                               ============
NET ASSET VALUE PER SHARE

INSURANCE SHARES:

NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE (BASED ON NET ASSETS OF
$292,423,685 AND 10,458,361 SHARES
OUTSTANDING)                                                    $     27.96
                                                                ===========
RETIREMENT SHARES:

NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE (BASED ON NET ASSETS OF
$5,047,576 AND 178,326 SHARES OUTSTANDING)                      $     28.31
                                                                ===========

---------------
%   Represents percentage of net assets
*   Non-income producing securities

                       See Notes to Financial Statements.

BARON CAPITAL ASSET FUND
-------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
DECEMBER 31, 2005

      ASSETS:
        Investments in securities, at value (Cost $191,425,542)........   $296,875,739
        Cash...........................................................        761,459
        Dividends and interest receivable..............................         44,132
        Receivable for shares sold.....................................         35,049
        Due from adviser (see Note 4)..................................         13,914
                                                                          ------------
                                                                           297,730,293
                                                                          ------------
      LIABILITIES:
        Payable for shares redeemed....................................        155,611
        Accrued expenses and other payables............................        103,421
                                                                          ------------
                                                                               259,032
                                                                          ------------
      NET ASSETS ......................................................   $297,471,261
                                                                          ============
      NET ASSETS CONSIST OF:
        Capital paid-in................................................   $195,595,345
        Accumulated net realized loss..................................     (3,574,281)
        Net unrealized appreciation on investments.....................    105,450,197
                                                                          ------------
      NET ASSETS ......................................................   $297,471,261
                                                                          ============
      NET ASSET VALUE PER SHARE
      INSURANCE SHARES
        Net asset value, offering and redemption price per share (based on net assets of $292,423,685 and 10,458,361 shares
         outstanding) .................................................   $      27.96
                                                                          ============
      RETIREMENT SHARES
        Net asset value, offering and redemption price per share (based
         on net assets of $5,047,576 and 178,326 shares outstanding) ..   $      28.31
                                                                          ============


STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2005

      INVESTMENT INCOME:
        INCOME:
         Interest ......................................................   $   131,059
         Dividends (net of withholding taxes of $1,039) ................       869,077
                                                                           -----------
         Total income ..................................................     1,000,136
                                                                           -----------
        EXPENSES:
         Investment advisory fees ......................................     3,083,640
         Distribution fees - Insurance Shares ..........................       758,705
         Shareholder servicing agent fees - Insurance Shares ...........        24,639
         Shareholder servicing agent fees - Retirement Shares ..........         9,223
         Reports to shareholders - Insurance Shares ....................       112,100
         Reports to shareholders - Retirement Shares ...................         3,252
         Custodian fees ................................................        16,486
         Registration and filing fees - Insurance Shares ...............        35,258
         Registration and filing fees - Retirement Shares ..............        12,254
         Professional fees .............................................        44,413
         Trustee fees ..................................................        22,483
         Miscellaneous .................................................         6,839
                                                                           -----------
         Total expenses ................................................     4,129,292
         Less: expense reimbursement by investment adviser (see Note 4)        (13,914)
                                                                           -----------
         Net expenses ..................................................     4,115,378
                                                                           -----------
         Net investment loss ...........................................    (3,115,242)
                                                                           -----------
        REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
         Net realized gain on investments sold .........................     8,713,496
         Change in net unrealized appreciation of investments ..........     3,922,968
                                                                           -----------
         Net gain on investments .......................................    12,636,464
                                                                           -----------
         Net increase in net assets resulting from operations ..........   $ 9,521,222
                                                                           ===========


                       See Notes to Financial Statements.

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                   FOR THE              FOR THE
                                                  YEAR ENDED          YEAR ENDED
                                              DECEMBER 31, 2005    DECEMBER 31, 2004
                                              -----------------    -----------------
    INCREASE (DECREASE) IN NET ASSETS:
    OPERATIONS:
      Net investment loss .................      $ (3,115,242)       $ (2,189,350)
      Net realized gain on investments
        sold ..............................         8,713,496          11,367,692
      Change in net unrealized
        appreciation on investments .......         3,922,968          45,587,933
                                                 ------------        ------------
      Increase in net assets resulting
        from operations ...................         9,521,222          54,766,275
                                                 ------------        ------------
    CAPITAL SHARE TRANSACTIONS:
     INSURANCE SHARES:
      Proceeds from the sale of shares ....        49,129,311          98,825,643
      Cost of shares redeemed .............       (62,675,975)        (32,183,851)
     RETIREMENT SHARES:
      Proceeds from the sale of shares ....                 0                   0
      Cost of shares redeemed .............                 0                   0
                                                 ------------        ------------
      Increase (decrease) in net assets
        derived from capital
        share transactions ................       (13,546,664)         66,641,792
                                                 ------------        ------------
      Net increase (decrease) in net
        assets ............................        (4,025,442)        121,408,067
                                                 ------------        ------------
    NET ASSETS:
      Beginning of year ...................       301,496,703         180,088,636
                                                 ------------        ------------
      End of year .........................      $297,471,261        $301,496,703
                                                 ============        ============
    SHARES OF BENEFICIAL INTEREST:
     INSURANCE SHARES:
      Shares sold .........................         1,814,745           4,180,350
      Shares redeemed .....................        (2,320,509)         (1,400,331)
                                                 ------------        ------------
      Net increase (decrease) in Insurance
        Shares outstanding ................          (505,764)          2,780,019
                                                 ============        ============
     RETIREMENT SHARES:
      Shares sold .........................                 0                   0
      Shares redeemed .....................                 0                   0
                                                 ------------        ------------
      Net increase in Retirement Shares
        outstanding .......................                 0                   0
                                                 ============        ============


                       See Notes to Financial Statements.

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1) ORGANIZATION.

Baron Capital Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust currently consists of one series, Baron Capital Asset Fund (the "Fund"). There are currently two classes of shares: the Insurance Shares and the Retirement Shares. The Insurance Shares are offered in connection with variable annuity contracts and variable life insurance contracts offered by life insurance companies. The Retirement Shares are offered to certain qualified retirement plans. At December 31, 2005, 81% of the Fund shares were sold through one insurance company. Each class of shares has equal rights as to earnings and assets except that each class bears different expenses for distribution, shareholder service, reports to shareholders and registration and filing fees. Each class of shares has exclusive voting rights with respect to matters that affect just that class. The Fund's objective is capital appreciation through investments in securities of small and medium sized companies with undervalued assets or favorable growth prospects.

(2) SIGNIFICANT ACCOUNTING POLICIES.

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

(A) SECURITY VALUATION. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Fund uses the NASDAQ Official Closing Price. Where market quotations are not readily available, or in the Adviser's judgment, they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the security will be valued by the Adviser using procedures established by the Board of Trustees. The Adviser has a fair valuation committee comprised of senior executives and members of the Board. Factors the committee uses include whether the security is thinly traded, transactions are infrequent, or quotations are genuine. There can be no assurance, however, that a fair valuation used by the Fund on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Money market instruments held by the Fund with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

(B) SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSE ALLOCATION. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(C) FEDERAL INCOME TAXES. It is the policy of the Fund to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income, including net realized capital gains, if any, to its shareholders. No federal income tax provision is therefore required.

(D) DISTRIBUTIONS. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, wash sale losses deferred and distributions from Real Estate Investment Trusts ("REITs"). Distributions received from REITs may be composed of dividends, realized gains and return of capital. These amounts are initially estimated and may be subsequently reclassified upon receipt of actual information from the REITs.

(E) USE OF ESTIMATES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of financial statements, and the amounts of income and expenses during the period. Actual results could differ from those estimates.

(3) PURCHASES AND SALES OF SECURITIES.

For the year ended December 31, 2005,  purchases and sales of securities,  other
than   short-term   securities,    aggregated   $57,186,556   and   $55,930,529,
respectively.

(4) INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

(A) INVESTMENT ADVISORY FEES. BAMCO, Inc., (the "Adviser"), a wholly owned subsidiary of Baron Capital Group, Inc. ("BCG"), serves as investment adviser to the Fund. As compensation for services rendered, the Adviser receives a fee payable monthly from the assets of the Fund equal to 1% per annum of the Fund's average daily net asset value. The Adviser has contractually agreed to reduce its fee to the extent required to limit the operating expense to 1.25% of the average net assets for the Retirement Shares and for the Insurance Shares, 1.5% for the first $250 million of average net assets; 1.35% for the next $250 million of average net assets and 1.25% for average net assets over $500 million.

(B) DISTRIBUTION FEES. Baron Capital, Inc. ("BCI"), a wholly owned subsidiary of BCG, is a registered broker-dealer and the distributor of the Insurance Shares pursuant to a distribution plan under Rule 12b-1 of the 1940 Act. The distribution plan authorizes the Fund to pay BCI a distribution fee equal on an annual basis to 0.25% of average daily net assets of the Insurance Shares.

During the period January 1, 2005 to October 13, 2005, BCI earned gross brokerage commissions of $24,146 on brokerage transactions effected by or through BCI. On October 14, 2005, BCI ceased its broker-dealer business and the Fund has conducted no further trading with BCI since that date.

(C) TRUSTEE FEES. Certain Trustees of the Trust may be deemed to be affiliated with or interested persons (as defined by the 1940 Act) of the Fund's Adviser or of BCI. None of the Trustees so affiliated received compensation for his/ her services as a Trustee of the Trust. None of the Fund's officers received compensation from the Fund.

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

(5) INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS.

As of December 31, 2005, the components of net assets on a tax basis were as follows:

Cost of investments .........................................   $192,151,040
                                                                ============
Gross tax unrealized appreciation ...........................    107,864,427
Gross tax unrealized depreciation ...........................     (3,139,728)
                                                                ------------
Net tax unrealized appreciation .............................   $104,724,699
                                                                ============

At December 31, 2005, the Fund had capital loss carryforwards of $2,848,783 expiring in 2011.

During the year ended December 31, 2005, Baron Capital Asset Fund utilized $8,711,247 capital loss carryforward.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses and wash sale losses deferred. For the year ended December 31, 2005, the following amounts were reclassified for federal income taxes purposes:

                        UNDISTRIBUTED
                     NET INVESTMENT INCOME                       CAPITAL-PAID-IN
                     ----------------------                      ---------------
                          $3,115,242                               $(3,115,242)

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

(6) FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout each year:
--------------------------------------------------------------------------------


INSURANCE SHARES:
                                                                 YEAR ENDED DECEMBER 31,
                                 2005         2004        2003         2002         2001          2000        1999        1998*
                              ----------   ----------  ----------   ----------   ----------   ---------   ---------   --------
NET ASSET VALUE, BEGINNING
  OF YEAR..................   $    27.05   $    21.53  $    16.56   $    19.30   $    17.26   $   17.77   $   13.25   $  10.00
                              ----------   ----------  ----------   ----------   ----------   ---------   ---------   --------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income
  (loss)...................        (0.29)       (0.20)      (0.22)       (0.19)       (0.18)      (0.16)      (0.06)      0.02
Net realized and
  unrealized gains (losses)
  on investments...........         1.20         5.72        5.19        (2.55)        2.31       (0.31)       4.78       3.23
                              ----------   ----------  ----------   ----------   ----------   ---------   ---------   --------
TOTAL FROM INVESTMENT
  OPERATIONS...............         0.91         5.52        4.97        (2.74)        2.13       (0.47)       4.72       3.25
                              ----------   ----------  ----------   ----------   ----------   ---------   ---------   --------
LESS DISTRIBUTIONS
Dividends from net
  investment income........         0.00         0.00        0.00         0.00         0.00        0.00       (0.01)      0.00
Distributions from net
  realized gains...........         0.00         0.00        0.00         0.00        (0.09)      (0.04)      (0.19)      0.00
                              ----------   ----------  ----------   ----------   ----------   ---------   ---------   --------
TOTAL DISTRIBUTIONS .......         0.00         0.00        0.00         0.00        (0.09)      (0.04)      (0.20)      0.00
                              ----------   ----------  ----------   ----------   ----------   ---------   ---------   --------
NET ASSET VALUE, END OF
  YEAR.....................   $    27.96   $    27.05  $    21.53   $    16.56   $    19.30   $   17.26   $   17.77   $  13.25
                              ==========   ==========  ==========   ==========   ==========   =========   =========   ========
TOTAL RETURN ..............          3.4%        25.6%       30.0%       (14.2%)      12.3%#      (2.7%)#     35.8%#    32.5%+#
                              ----------   ----------  ----------   ----------   ----------   ---------   ---------   --------
RATIOS/SUPPLEMENTAL DATA
Net assets (in thousands),
  end of year..............   $292,423.7   $296,617.1  $176,208.0   $125,835.9   $112,983.3   $60,412.2   $31,238.7   $  806.3
Ratio of total expenses to
  average net assets.......         1.34%        1.36%       1.44%        1.42%        1.59%       1.66%       1.88%      7.62%**
Less: Expense
  reimbursement by
  investment adviser.......         0.00%        0.00%       0.00%        0.00%       (0.09%)     (0.16%)     (0.38%)    (6.17%)**
                              ----------   ----------  ----------   ----------   ----------   ---------   ---------   --------
Ratio of net expenses to
  average net assets.......         1.34%        1.36%       1.44%        1.42%        1.50%       1.50%       1.50%      1.45%**
                              ==========   ==========  ==========   ==========   ==========   =========   =========   ========
Ratio of net investment
  income (loss) to average
  net assets...............        (1.01%)      (0.96%)     (1.28%)      (1.05%)      (1.18%)     (1.02%)     (0.78%)     0.99%**
Portfolio turnover rate ...        18.51%       29.74%      28.08%       33.01%       31.85%      39.38%      37.18%     37.11%+


RETIREMENT SHARES:
                                                                 YEAR ENDED DECEMBER 31,
                                 2005         2004        2003         2002         2001          2000       1999        1998@
                              ----------   ----------  ----------   ----------   ----------   ---------   ---------   --------
NET ASSET VALUE, BEGINNING
  OF YEAR..................   $    27.36   $    21.76  $    16.70   $    19.43   $    17.34   $   17.81   $   13.26   $  12.06
                              ----------   ----------  ----------   ----------   ----------   ---------   ---------   --------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income
  (loss)...................        (0.25)       (0.20)      (0.19)       (0.17)       (0.16)      (0.14)      (0.04)      0.02
Net realized and
  unrealized gains (losses)
  on investments...........         1.20         5.80        5.25        (2.56)        2.34       (0.29)       4.79       1.18
                              ----------   ----------  ----------   ----------   ----------   ---------   ---------   --------
TOTAL FROM INVESTMENT
  OPERATIONS...............         0.95         5.60        5.06        (2.73)        2.18       (0.43)       4.75       1.20
                              ----------   ----------  ----------   ----------   ----------   ---------   ---------   --------
LESS DISTRIBUTIONS
Dividends from net
  investment income........         0.00         0.00        0.00         0.00         0.00        0.00       (0.01)      0.00
Distributions from net
  realized gains...........         0.00         0.00        0.00         0.00        (0.09)      (0.04)      (0.19)      0.00
                              ----------   ----------  ----------   ----------   ----------   ---------   ---------   --------
TOTAL DISTRIBUTIONS .......         0.00         0.00        0.00         0.00        (0.09)      (0.04)      (0.20)      0.00
                              ----------   ----------  ----------   ----------   ----------   ---------   ---------   --------
NET ASSET VALUE, END OF
  YEAR.....................   $    28.31   $    27.36  $    21.76   $    16.70   $    19.43   $   17.34   $   17.81   $  13.26
                              ==========   ==========  ==========   ==========   ==========   =========   =========   ========
TOTAL RETURN# .............          3.5%        25.7%       30.3%       (14.1%)       12.6%       (2.4%)      36.0%      10.0%+
                              ----------   ----------  ----------   ----------   ----------   ---------   ---------   --------
RATIOS/SUPPLEMENTAL DATA
Net assets (in thousands),
  end of year..............   $  5,047.6   $  4,879.6  $  3,880.7   $  2,564.7   $  3,943.6   $ 3,502.5   $ 3,590.0   $2,638.5
Ratio of total expenses to
  average net assets.......         1.54%        1.56%       1.97%        2.06%        2.16%       1.76%       1.62%      7.38%**
Less: Expense
  reimbursement by
  investment adviser.......        (0.29%)      (0.31%)     (0.72%)      (0.81%)      (0.91%)     (0.51%)     (0.38%)    (6.17%)**
                              ----------   ----------  ----------   ----------   ----------   ---------   ---------   --------
Ratio of net expenses to
  average net assets.......         1.25%        1.25%       1.25%        1.25%        1.25%       1.25%       1.24%      1.21%**
                              ==========   ==========  ==========   ==========   ==========   =========   =========   ========
Ratio of net investment
  income (loss) to average
  net assets...............        (0.93%)      (0.85%)     (1.08%)      (0.86%)      (0.89%)     (0.77%)     (0.28%)     1.34%**
Portfolio turnover rate ...        18.51%       29.74%      28.08%       33.01%       31.85%      39.38%      37.18%     37.11%(+)

--------------------------------------------------------------------------------
*      For the period October 1, 1998 (commencement of operations) to
       December 31, 1998.
@      For the period November 25, 1998 (commencement of operations) to
       December 31, 1998.
**     Annualized.
# The total returns would have been lower had certain expenses not been reduced during the periods shown.
+      Not annualized.

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------


---------------------------
TO THE BOARD OF TRUSTEES
AND SHAREHOLDERS OF BARON
CAPITAL ASSET FUND
---------------------------

In our opinion, the accompanying statement of assets and liabilities, including the statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Baron Capital Asset Fund (the "Fund"), at December 31, 2005, the results of its operations for the year ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
February 13, 2006

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

BOARD OF TRUSTEES AND OFFICERS

The Board of Trustees oversees the management of Baron Capital Funds Trust (the "Fund"). The following table lists the Trustees and executive officers of the Fund, their date of birth, current positions held with the Fund, length of time served, principal occupations during the past five years and other Trustee/Directorships held outside the Fund complex. Unless otherwise noted, the address of each executive officer and Trustee is Baron Capital Funds Trust, 767 Fifth Avenue, 49th Floor, New York, NY 10153. Trustees who are not deemed to be "interested persons" of the Fund as defined in the 1940 Act are referred to as "Disinterested Trustees." Trustees who are deemed to be "interested persons" of the Fund are referred to as "Interested Trustees." All Trustees listed below, whether Interested or Disinterested, serve as trustee for the both the Baron Capital Asset Fund Insurance class and Retirement class.

INTERESTED TRUSTEES:

                                       POSITION(S)
                                       HELD WITH                LENGTH OF        PRINCIPAL OCCUPATION(S)
NAME, ADDRESS & DATE OF BIRTH          THE FUNDS                TIME SERVED      DURING THE PAST FIVE YEARS
-----------------------------          ---------                -----------      --------------------------
Ronald Baron *+                        President, Chief         8 years          Chairman, CEO, and Director, Baron
767 Fifth Avenue                       Executive Officer,                        Capital, Inc. (1982-Present), Baron
New York, NY 10153                     Chief Investment                          Capital Management, Inc. (1983-Present),
DOB: May 23, 1943                      Officer, Trustee and                      Baron Capital Group, Inc. (1984-Present),
                                       Portfolio Manager                         BAMCO, Inc. (1987-Present); Portfolio
                                                                                 Manager, Baron Asset Fund (1987-Present),
                                                                                 Baron Growth Fund (1995-Present);
                                                                                 President (2004-Present), Chairman (1999-
                                                                                 2004), CIO and Trustee (1987-Present),
                                                                                 Baron Investment Funds Trust; President
                                                                                 (2004-Present), Chairman (1997-2004), CIO
                                                                                 and Trustee (1997-Present), Baron Capital
                                                                                 Funds Trust; President (2004-Present),
                                                                                 Chairman (2003-2004), CIO and Trustee
                                                                                 (2003-Present), Baron Select Funds

Linda S. Martinson*+                   Vice President,          8 years          General Counsel, Vice President and
767 Fifth Avenue                       Secretary, General                        Secretary, Baron Capital, Inc. (1983-
New York, NY 10153                     Counsel and Trustee                       Present), BAMCO, Inc. (1987-Present),
DOB: February 23, 1955                                                           Baron Capital Group, Inc. (1984-Present),
                                                                                 Baron Capital Management, Inc. (1983-
                                                                                 Present); Vice President, Secretary,
                                                                                 General Counsel and Trustee, Baron
                                                                                 Investment Funds Trust (1987-Present);
                                                                                 Vice President, Secretary, General Counsel
                                                                                 and Trustee, Baron Capital Funds Trust
                                                                                 (1997-Present); Vice President, General
                                                                                 Counsel, Secretary and Trustee, Baron
                                                                                 Select Funds (2003-Present).

INTERESTED TRUSTEES:


                                       OTHER TRUSTEE/DIRECTORSHIPS
NAME, ADDRESS & DATE OF BIRTH          HELD BY THE TRUSTEE
-----------------------------          -------------------
Ronald Baron *+                        None outside the Baron Funds
767 Fifth Avenue                       Complex.
New York, NY 10153
DOB: May 23, 1943

Linda S. Martinson*+                   None outside the Baron Funds
767 Fifth Avenue                       Complex.
New York, NY 10153
DOB: February 23, 1955

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

INTERESTED TRUSTEES

                                       POSITION(S)
                                       HELD WITH                LENGTH OF        PRINCIPAL OCCUPATION(S)
NAME, ADDRESS & DATE OF BIRTH          THE FUNDS                TIME SERVED      DURING THE PAST FIVE YEARS
-----------------------------          ---------                -----------      --------------------------
Morty Schaja*+                         Executive Vice           8 years          President and Chief Operating Officer,
767 Fifth Avenue                       President, Chief                          Baron Capital, Inc. (1999-Present); Senior
New York, NY 10153                     Operating Officer and                     Vice President and Chief Operating
DOB: October 30, 1954                  Trustee                                   Officer, Baron Capital, Inc. (1997-1999);
                                                                                 Managing Director, Vice President, Baron
                                                                                 Capital, Inc. (1991-1999); and Director,
                                                                                 Baron Capital, Inc., Baron Capital Group,
                                                                                 Inc., Baron Capital Management, Inc., and
                                                                                 BAMCO, Inc. (1998-Present); Executive Vice
                                                                                 President (2004-Present), President (1999-
                                                                                 2004), COO (1999-Present) and Trustee
                                                                                 (1996-Present), Baron Investment Funds
                                                                                 Trust; Executive Vice President (2004-
                                                                                 Present), President (1999-2004), COO
                                                                                 (1999-Present) and Trustee (1997-Present)
                                                                                 Baron Capital Funds Trust; Executive Vice
                                                                                 President (2004-Present), President, COO
                                                                                 and Trustee (2003-Present), Baron Select
                                                                                 Funds.

INTERESTED TRUSTEES

                                       OTHER TRUSTEE/DIRECTORSHIPS
NAME, ADDRESS & DATE OF BIRTH          HELD BY THE TRUSTEE
-----------------------------          -------------------
Morty Schaja*+                         None outside the Baron Funds
767 Fifth Avenue                       Complex.
New York, NY 10153
DOB: October 30, 1954


DISINTERESTED TRUSTEES

                                       POSITION(S)
                                       HELD WITH                LENGTH OF        PRINCIPAL OCCUPATION(S)
NAME, ADDRESS & DATE OF BIRTH          THE FUNDS                TIME SERVED      DURING THE PAST FIVE YEARS
-----------------------------          ---------                -----------      --------------------------
Steven B. Dodge ^**                    Trustee                  1 year           CEO, Windover Development Corporation
239 Summer Street                                               (Elected         (2004-Present) (private real estate
Manchester, MA 01944                                            10/22/04)        development company); Founder and
DOB: July 12, 1945                                                               Chairman, American Tower Corporation
                                                                                 (1998-Present); Founder, Chairman and CEO,
                                                                                 American Radio Systems (1988-1998);
                                                                                 Founder, Chairman and CEO, American
                                                                                 Cablesystems (1978-1988); Chairman of
                                                                                 Audit Committee, member of Executive and
                                                                                 Special Independent Committees, Sotheby's
                                                                                 Holdings, Inc. (2000-Present); Chairman of
                                                                                 Audit Committee, Nextel Partners, Inc.
                                                                                 (2000-Present); Trustee, Baron Investment
                                                                                 Funds Trust, Baron Capital Funds Trust,
                                                                                 Baron Select Funds (2004-Present).

DISINTERESTED TRUSTEES

                                       OTHER TRUSTEE/DIRECTORSHIPS
NAME, ADDRESS & DATE OF BIRTH          HELD BY THE TRUSTEE
-----------------------------          -------------------
Steven B. Dodge ^**                    Chairman of the Audit Committee,
239 Summer Street                      Member of Executive and Special
Manchester, MA 01944                   Independent Committees,
DOB: July 12, 1945                     Sotheby's Holdings, Inc. (2000-
                                       Present); Chairman of Audit
                                       Committee, Nextel Partners, Inc.
                                       (2000-Present)

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

DISINTERESTED TRUSTEES

                                    POSITION(S)
                                    HELD WITH                LENGTH OF        PRINCIPAL OCCUPATION(S)
NAME, ADDRESS & DATE OF BIRTH       THE FUNDS                TIME SERVED      DURING THE PAST FIVE YEARS
-----------------------------       ---------                -----------      --------------------------
Norman S. Edelcup(dag)^**           Trustee                  8 years          Director, (2001-Present) and Senior Vice
244 Atlantic Isles                                                            President (2001-2004), Florida Savings
Sunny Isles Beach, FL 33160                                                   Bank; Mayor (October 2003-Present),
DOB: May 8, 1935                                                              Commissioner, Sunny Isles Beach, Florida
                                                                              (2001-2003); Senior Vice President, Item
                                                                              Processing of America (1999-2000) (a
                                                                              subsidiary of The Intercept Group);
                                                                              Chairman, Item Processing of America
                                                                              (1989-1999) (a financial institution
                                                                              service bureau); Director, Valhi, Inc.
                                                                              (1975-Present) (diversified company);
                                                                              Director, Artistic Greetings, Inc. (1985-
                                                                              1998); Trustee, Baron Investment Funds
                                                                              Trust (1987-Present); Trustee, Baron
                                                                              Capital Funds Trust (1997-Present);
                                                                              Trustee, Baron Select Funds (2003-
                                                                              Present).

David I. Fuente ^**                 Trustee                  1 year           Director (1987-Present), Chairman (1987-
701 Tern Point Circle               (Elected 10/22/04)                        2001) and CEO (1987-2000) Office Depot;
Boca Raton, FL 33431                                                          Director, Ryder Systems, Inc. (1998-
DOB: September 10, 1945                                                       Present); Director, Dick's Sporting Goods,
                                                                              Inc. (1993-Present); Trustee, Baron
                                                                              Investment Funds Trust, Baron Capital
                                                                              Funds Trust, and Baron Select Funds (2004-
                                                                              Present).

Charles N. Mathewson ^**            Chairman and Trustee     8 years;         Chairman Emeritus (October 2003-Present),
9295 Prototype Road                                          (Elected as      Chairman, International Game Technology,
Reno, NV 89521                                               Chairman         Inc. (1986-2003) (manufacturer of
DOB: June 12, 1928                                           08/04)           microprocessor-controlled gaming machines
                                                                              and monitoring systems); Chairman,
                                                                              American Gaming Association (1994-2002);
                                                                              Chairman (2004-Present), Trustee (1987-
                                                                              Present), Baron Investment Funds Trust;
                                                                              Chairman (2004-Present), Trustee (1997-
                                                                              Present), Baron Capital Funds Trust;
                                                                              Chairman (2004-Present), Trustee (2003-
                                                                              Present), Baron Select Funds.

DISINTERESTED TRUSTEES

                                    OTHER TRUSTEE/DIRECTORSHIPS
NAME, ADDRESS & DATE OF BIRTH       HELD BY THE TRUSTEE
-----------------------------       -------------------
Norman S. Edelcup(dag)^**            Director, Florida Savings Bank
244 Atlantic Isles                  (2001-Present); Director, Valhi,
Sunny Isles Beach, FL 33160         Inc. (1975-Present) (diversified
DOB: May 8, 1935                    company).

David I. Fuente ^**                 Director, Office Depot (1987-
701 Tern Point Circle               Present); Director, Ryder
Boca Raton, FL 33431                Systems, Inc. (1998-Present);
DOB: September 10, 1945             Director, Dick's Sporting Goods,
                                    Inc. (1993-Present).

Charles N. Mathewson ^**            None outside the Baron Funds
9295 Prototype Road                 Complex.
Reno, NV 89521
DOB: June 12, 1928


BARON CAPITAL ASSET FUND
-------------------------------------------------------------------------------

DISINTERESTED TRUSTEES

                                    POSITION(S)
                                    HELD WITH                LENGTH OF        PRINCIPAL OCCUPATION(S)
NAME, ADDRESS & DATE OF BIRTH       THE FUNDS                TIME SERVED      DURING THE PAST FIVE YEARS
-----------------------------       ---------                -----------      --------------------------
Harold W. Milner ^**                Trustee                  8 years          Retired; President and CEO, Kahler Realty
2293 Morningstar Drive                                                        Corporation (1985-1997) (hotel ownership
Park City, UT 84060                                                           and management); Trustee, Baron Investment
DOB: November 11, 1934                                                        Funds Trust (1987-Present); Trustee, Baron
                                                                              Capital Funds Trust (1997-Present);
                                                                              Trustee, Baron Select Funds (2003-
                                                                              Present).

Raymond Noveck (dag)^**             Trustee                  8 years          Private Investor (1999-Present);
31 Karen Road                                                                 President, The Medical Information Line,
Waban, MA 02168                                                               Inc. (1997-1998) (health care
DOB: May 4, 1943                                                              information); President, Strategic
                                                                              Systems, Inc. (1990-1997) (health care
                                                                              information); Director, Horizon/CMS
                                                                              Healthcare Corporation (1987-1997);
                                                                              Trustee, Baron Investment Funds Trust
                                                                              (1987-Present); Trustee, Baron Capital
                                                                              Funds Trust (1997-Present); Trustee, Baron
                                                                              Select Funds (2003-Present).

David A. Silverman, MD ^**          Trustee                  8 years          Physician and Faculty, New York University
146 Central Park West                                                         School of Medicine (1976-Present);
New York, NY 10024                                                            Trustee, Baron Investment Funds Trust
DOB: March 14, 1950                                                           (1987-Present); Trustee, Baron Capital
                                                                              Funds Trust (1997-Present); Trustee, Baron
                                                                              Select Funds (2003-Present).

DISINTERESTED TRUSTEES

                                    OTHER TRUSTEE/DIRECTORSHIPS
NAME, ADDRESS & DATE OF BIRTH       HELD BY THE TRUSTEE
-----------------------------       -------------------
Harold W. Milner ^**                None outside the Baron Funds
2293 Morningstar Drive              Complex.
Park City, UT 84060
DOB: November 11, 1934

Raymond Noveck (dag)^**             None outside the Baron Funds
31 Karen Road                       Complex.
Waban, MA 02168
DOB: May 4, 1943

David A. Silverman, MD ^**          Director, New York Blood Center
146 Central Park West               (1999-Present).
New York, NY 10024
DOB: March 14, 1950

BARON CAPITAL ASSET FUND
-------------------------------------------------------------------------------

ADDITIONAL OFFICERS OF THE FUND


                                         POSITION(S) HELD         LENGTH OF        PRINCIPAL OCCUPATION(S)
NAME, ADDRESS & DATE OF BIRTH            WITH THE FUNDS           TIME SERVED      DURING THE PAST FIVE YEARS
-----------------------------            --------------           -----------      --------------------------
Clifford Greenberg                       Senior Vice President    8 years          Senior Vice President, Baron Capital,
767 Fifth Avenue                         and Portfolio Manager                     Inc., Baron Capital Group, Inc., and
New York, NY 10153                                                                 BAMCO, Inc., (2003-Present); Vice
DOB: April 30, 1959                                                                President, Baron Capital, Inc., Baron
                                                                                   Capital Group, Inc., and BAMCO, Inc.
                                                                                   (1997-2003); Director, Baron Capital, Inc.
                                                                                   and Baron Capital Group, Inc. (2000-
                                                                                   Present); Director, BAMCO, Inc. and Baron
                                                                                   Capital Management, Inc. (2003-Present);
                                                                                   Portfolio Manager, Baron Small Cap Fund
                                                                                   (1997-Present); General Partner, HPB
                                                                                   Associates, LP (1984-1996) (investment
                                                                                   partnership).

Andrew Peck                              Vice President and       3 years          Vice President and Co-Portfolio Manager,
767 Fifth Avenue                         Co-Portfolio Manager                      Baron Asset Fund (2003-Present); Analyst,
New York, NY 10153                                                                 Baron Capital, Inc. (1998-Present).
DOB: March 25, 1969

Susan Robbins                            Vice President           8 years          Senior Analyst, Vice President and
767 Fifth Avenue                                                                   Director, Baron Capital, Inc. (1982-
New York, NY 10153                                                                 Present); Baron Capital Management, Inc.
DOB: October 19, 1954                                                              (1984-Present).

Mitchell J. Rubin                        Vice President and       5 years          Vice President and Senior Analyst, Baron
767 Fifth Avenue                         Portfolio Manager                         Capital, Inc. (1997-Present); Portfolio
New York, NY 10153                                                                 Manager, Baron iOpportunity Fund (2000-
DOB: September 22, 1966                                                            Present); Portfolio Manager, Baron Fifth
                                                                                   Avenue Growth Fund (2004-Present).

Peggy C. Wong                            Treasurer and Chief      8 years          Treasurer and Chief Financial Officer,
767 Fifth Avenue                         Financial Officer                         Baron Capital, Inc., Baron Capital Group,
New York, NY 10153                                                                 Inc., BAMCO, Inc. and Baron Capital
DOB: April 30, 1961                                                                Management, Inc. (1987-Present).

ADDITIONAL OFFICERS OF THE FUND


                                         OTHER TRUSTEE/DIRECTORSHIPS
NAME, ADDRESS & DATE OF BIRTH            HELD BY THE TRUSTEE
-----------------------------            -------------------
Clifford Greenberg                       None
767 Fifth Avenue
New York, NY 10153
DOB: April 30, 1959

Andrew Peck                              None
767 Fifth Avenue
New York, NY 10153
DOB: March 25, 1969

Susan Robbins                            None
767 Fifth Avenue
New York, NY 10153
DOB: October 19, 1954

Mitchell J. Rubin                        None
767 Fifth Avenue
New York, NY 10153
DOB: September 22, 1966

Peggy C. Wong                            None
767 Fifth Avenue
New York, NY 10153
DOB: April 30, 1961

-------------------------------------------------------------------------------
* Trustees deemed to be "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940 by reason of their employment with the Fund's Adviser and Distributor.
+ Members of the Executive Committee, which is empowered to exercise all of the powers, including the power to declare dividends, of the full Board of Trustees when the full Board of Trustees is not in session.
(dag)  Members of the Audit Committee.
^      Members of the Nominating Committee.
**     Members of the Committee of "Non-interested" Trustees.

BARON CAPITAL ASSET FUND
-------------------------------------------------------------------------------

DISCLOSURE REGARDING THE APPROVAL OF THE INVESTMENT ADVISORY CONTRACT BY THE BOARD OF TRUSTEES

The Board of Trustees (the "Board") of Baron Capital Funds Trust (the "Trust") met on May 3, 2005 to discuss the selection of BAMCO, Inc. as the adviser ("Adviser") and the approval of the advisory fee for the Baron Capital Asset Fund series of the trust (the "Fund"). The members of the Board who are not affiliated with the Fund's Adviser (the "Independent Trustees") met in separate session to discuss and consider the renewal of the advisory contract for the Fund. An independent consultant provided reports to the Board and attended the May Board meeting. The Trustees received a substantial amount of information from the Adviser and from the consultant. Based on its evaluation of this and other information, the Board, including a majority of the Independent Trustees, approved the continuation of the advisory agreement for the Fund for an additional one year period.

In considering the advisory agreement and in reaching its determination, the Board reviewed and analyzed various factors that it deemed relevant, including the factors listed below.

1. NATURE, EXTENT AND QUALITY OF SERVICES

As part of their consideration of the services provided by the Adviser, the Independent Trustees relied on information received and knowledge gained throughout the year. The Board considered the Adviser's resources and the Board's confidence in the Adviser's senior personnel and portfolio management staff. The Board paid particular attention to the quality of the services provided by the Adviser and the nature of those services, including the extensive devotion to research efforts by the Adviser and the long-term approach to portfolio management. The Board also considered the level of performance of other services provided by the Adviser, including selection of broker/dealers for Fund portfolio transactions, relationships with and supervision of third party service providers, including the Fund's custodian and transfer agent, and the ability to monitor adherence to risk profiles, investment guidelines and restrictions. The Board also considered the support services provided to the Board and the legal and accounting services provided to the Fund. The Board concluded that the nature, extent and quality of the services provided by the Adviser to the Fund were appropriate and that the Fund was likely to continue to benefit from those services provided under the contracts with the Adviser.

2. INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Board's analysis of the investment performance of the Fund took into account reports prepared by an independent consultant and data supplied by independent data service providers. Performance of the Fund was compared to performance of similar funds managed by other advisers over comparable periods, as well as to the expenses of those other funds. The independent analysis considered total return and risk ratios of the Fund and of similar funds, and a comparison of annualized total return over one, three, five year periods, against expense group and performance universe averages. The Board considered the performance of the Fund as measured against its peers and against other funds managed by the Adviser. After considering all the information, the Board concluded that the Fund and its shareholders were benefitting from the Adviser's investment management of the Fund, although noted that past performance is no guarantee of future results.

3. COSTS OF SERVICES PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER

The Board examined the fees charged by the Adviser as compared to the fees charged by comparable funds, based on information provided by the Adviser and by the independent consultant. The information considered by the Board compared various fees and expenses, as well as total expense ratios, of the Fund against the same fees and expenses of other funds of similar size, character and investment strategies. Although the total expense ratios for the Fund were not the lowest, they were not the highest either. The Board noted that total expense ratios for the Fund had continued to decrease since the inception of the Fund.

The Board considered the Adviser's management fees for other mutual fund accounts for which the Adviser serves as a sub-adviser. While the fees for those sub-advised accounts are lower than the fees for the Fund, the Adviser performs only portfolio management services for those accounts, and does not provide the many other services provided by the Adviser to the Fund. The Board discussed and considered those other services, which include accounting, oversight of service providers, legal, regulatory, risk management, and trustee support.

The Board also considered the costs of portfolio management, including the types of investments made for the Fund, the personnel and systems necessary to implement investment strategies, and the pre-tax profits realized by the Adviser and its affiliates from their relationship with the Fund. The Board considered benefits that enured to affiliates, including brokerage fees earned by an affiliated broker/dealer. The Board also considered the financial condition of the Adviser and its affiliates.

BARON CAPITAL ASSET FUND
-------------------------------------------------------------------------------

The Board concluded that the management fee, as well as the total expenses paid by the Fund to the Adviser and its affiliates, were reasonable in light of the services provided and the performance of the Fund achieved by the Adviser over various time periods, and that the other expenses of the Fund were also reasonable.

4. ECONOMIES OF SCALE AND BENEFITS TO INVESTORS

The Board considered the extent to which the Fund's management fee reflected economies of scale for the benefit of Fund shareholders. The Board considered that the Fund does not have breakpoint fees. The Board considered that the small and mid cap investment strategy required more attention by the Adviser than a strategy that involved other types of investing, particularly as the assets increased in size. The Board considered other components of the services provided by the Adviser with respect to economies of scale achieved as asset sizes increase. The Board concluded that each Fund's management fee structure was reasonable with respect to economies achieved for the benefit of shareholders.

5. BENEFITS TO THE ADVISER AND ITS AFFILIATES

The Board considered benefits that accrue to the Adviser and its affiliates from their relationship with the Fund. The Board acknowledged that an affiliated broker/dealer served as one of the brokers used by the Adviser for Fund transactions. The Board considered that the rates paid to the affiliated broker were less than the rates paid to other brokers and considered a best execution analysis performed by an outside independent consultant with respect to the transactions by the affiliate. Based on its reviews of information provided quarterly throughout the year regarding affiliated brokerage, the Board concluded that the use of the affiliated broker to execute portfolio transactions was appropriate and consistent with established procedures adopted by the Board. However, the Adviser reported that the affiliated broker would cease acting as such before the end of the calendar year.

After due consideration of the above enumerated factors, and additional factors, the Board, including a majority of the Independent Trustees, concluded that approval of the Fund's investment advisory agreement was in the best interests of the Fund and its shareholders.

[Registered Logo]
 B A R O N
 C A P I T A L
 F U N D S

 767 Fifth Avenue
  NY, NY 10153



                                                                           AR05

Item 2. Code of Ethics.

        Filed herewith pursuant to Item 10(a) (1) of Item 2 to Form N-CSR. The Fund will provide a copy of the Code of Ethics to any person without charge, upon written request to info@baronfunds.com or by calling 1-800-992-2766.

Item 3. Audit Committee Financial Expert.

          The Board of Trustees of the Fund has determined that Norman S. Edelcup, and Raymond Noveck, both members of the Audit Committee, possess the technical attributes identified in Instruction 2(b) of
          Item 3 to Form N-CSR to qualify as "Audit Committee Financial Expert" and has designated both Mr. Edelcup and Raymond Noveck as the Audit Committee's Financial Experts. Both Mr. Noveck and Mr. Edelcup are "idependent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

          The following table shows the fees paid to PricewaterhouseCoopers, LLP, the registrant's prinicpal accounting firm during the fiscal year January 1, 2005 to December 31, 2005 (a) for profesional services rendered for the audit of the registrant's annual financial statements or services that are normally provided in connection with statutory and regulatory filings or engagements ("Audit Fees"), (b) for assurance and related services that are reasonably related to the performance of the audit and are not included as Audit Fees ("Audit-Related Fees"), (c) for professional services rendered for tax compliance, tax advice and tax planning ("Tax Fees"), and (d) for products and services provided by such accounting firm that are not included in (a), (b) or (c) above ("All Other Fees").

For the Fiscal Year Ended December 31, 2005:

                                  Audit Fees                    Tax Fees
                                  -----------                   ---------
Baron Capital Asset Fund          $32,593                       $5,400

     Pursuant to its charter, the Audit Committee shall pre-approve all audit and non-audit services provided by the independent auditors and in connection therewith to review and elvaluate the qualifications, independence and performance of the Fund's independent auditors.

Item 5.  Audit Committee of Listed Registrants.

     The members of the Fund's Audit Committee are Norman Edelcup and Raymond Noveck, both "idependent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 6.  Schedule of Investments.

     Please see Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

        NOT APPLICABLE.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

        NOT APPLICIABLE.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

        NOT APPLICABLE.

Item 10. Submission of Matters to a Vote of Security Holders.

        NOT APPLICABLE.

Item 11. Controls and Procedures.

     (a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

     (b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

     a).    Ex-99.COE
            Current copy of the Funds Code of Ethics pursuant to Item 2 of the Form N-CSR.

     b).    Ex-99.CERT
            Certification pursuant to Item 10(b) of the Form N-CSR.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                 BARON CAPITAL FUNDS TRUST



                                 By:   /s/ Ronald Baron
                                       -------------------
                                           Ronald Baron
                                           President and Chief Executive Officer

                                 Date: March 10, 2006




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                 By:   /s/ Ronald Baron
                                       --------------------
                                           Ronald Baron
                                           President and Chief Executive Officer

                                 Date: March 10, 2006



                                 By:   /s/ Peggy Wong
                                       --------------------
                                           Peggy Wong
                                           Treasurer and Chief Financial Officer

                                 Date: March 10, 2006


A signed original of this written statement has been provided to Baron Select Funds and will be retained by Baron Capital Funds Trust and furnished to the Securities and Exchange Commission or its staff upon request.